Cash flow statement supplementary information	12 Months Ended
Dec. 31, 2017
Disclosure of cash flow statement supplementary information (obsolete) [Abstract]
Disclosure of cash flow statement supplementary information [Text block]
Table of Contents

Note 23Cash flow statement supplementary information

Net cash used for derivatives and current financial assets

In 2017, a total of EUR 295 million cash was paid with respect to foreign exchange derivative contracts related to activities for liquidity management and funding (2016: EUR 128 million outflow; 2015: EUR 194 million outflow). Philips also received EUR 90 million regarding the loans to TPV Technology Limited in 2017 (2016: nil, 2015: EUR 121 million inflow).

Purchase and proceeds from non-current financial assets

In 2017, the net cash outflow of EUR 36 million was mainly due to capital contribution in Gilde and Abraaj Growth Market Fund and the acquisition of other stakes.

In 2016, the net cash outflow of EUR 39 million was mainly due to the acquisition of stakes in Abraaj Growth Markets Fund.

In 2015, the net cash inflow of EUR 19 million was mainly due to net cash received from loans and sale of other stakes.

Reconciliation of liabilities arising from financing activities
Philips Group
Reconciliation of liabilities arising from financing activities
in millions of EUR
2016 - 2017
	Balance as of Dec. 31, 2016	Cash flow [1] )	Transfer to liabilities directly associated with assets held for sale	Currency effects and consolidation changes	Other non-cash	Balance as of Dec. 31, 2017
Long-term debt [2] )	5,396	(217)	(1,255)	(327)	998	4,595
USD bonds	3,608	(1,184)		(287)	1	2,137
EUR bonds		997			-	997
Bank borrowings	1,470	(22)	(1,238)	(21)	-	190
Other long-term debt	39	(20)	-	1	(1)	20
Finance leases	279	12	(18)	(20)	29	281
Forward contracts [3] )					970	970
Short-term debt [2] )	210	(4)	(86)	(49)	49	120
Short-term bank borrowings	207	(3)	(84)	(49)		71
Other short-term loans	2	(1)	(2)	-
Forward contracts [3] )					49	49
Equity	(181)	168			(1,487)	(1,500)
Sale of Lighting shares net of costs		1,060			(1,060)
Dividend payable		(478)			478
Forward contracts [3] )					(1,018)	(1,018)
Treasury shares	(181)	(414)			114	(481)
1) Cash flow includes cash movements related to Lighting from January to April 2017, and therefore does not equal cash flow from financing activities in the consolidated statements of cash flows.
2)Long-term debt includes the short-term portion of long-term debt, and short-term debt excludes the short-term portion of long-term debt.
3)The forward contracts are mainly related to the share buyback program.